Exhibit 99.1

KPMG LLP Suite 700 200 Pacifica Irvine CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Sallie Mae Bank (the “Bank”)
BofA Securities, Inc.
RBC Capital Markets, LLC
Barclays Capital Inc.
Goldman Sachs & Co. LLC
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2026-A – Data File Procedures
We have performed the procedures described below on the specified attributes in
(i)
an electronic data file entitled “SMB_2026-A_External_Unmasked.xlsx” provided by the Bank on February 4, 2026, containing information on 41,288 student loans (the “Student Loans”) as of January 28, 2026 (the “Cutoff Date”) (the “Initial Data File”) and

(ii)
an electronic data file entitled “SMB_2026-A_External_Unmasked_650mm.xlsx” provided by the Bank on February 18, 2026, containing information on 35,858 Student Loans as of the Cutoff Date (the “Data File,” together with the Initial Data File, the “Data Files”).

The Bank is responsible for the specified attributes identified by the Bank in the Data Files.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership, and its subsidiariesare a part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•	The term “Sources” means the following information provided by the Bank:
–	Branch Categorization Screen within the ATLAS System;
–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system.  We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.
•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.
•	The term “Provided Information” means the Sources and Instructions.
The procedures we were instructed by the Bank to perform are as follows:
A.
We randomly selected a sample of Student Loans from the Initial Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank, using a random sampling tool. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans”).  A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Initial Data File listed below in the Attributes column to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable, listed in the Sources/ Instructions column. The Bank indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Initial Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions
Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions.

Attributes	Sources / Instructions
Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).
Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance	(i) “TLDSBAMT” field in the “OTHER” option on #HDI Screen, (ii) sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, (iii) “FINANCIAL INSTITUTION” field on #NM CC Screen, and (iv) Instructions
Current Principal Balance
(i)    “TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,
(ii)       “EFF-DT” field on #CPH Screen,
(iii)     total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,
(iv)     accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,
(v)       "CUR BAL" field on #BS Screen, and
(vi)     Instructions

Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions
Current Status End Date
(i)      “CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,
(ii)     “CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,
(iii)     “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

Attributes	Sources / Instructions
(iv) notation of status change on #CIS Screen or #EDH Screen, and (v) Instructions
Remaining Term
(i)          “CURR LOAN STAT” field on #EDH Screen,
(ii)          “MISC FIELD 2” field on #BS3 Screen,
(iii)        “#9” field on #NM CC Screen,
(iv)         “CYCLE DATE” field on #CSS Screen,
(v)           “MATURITY DT” field on #EDH Screen,
(vi)          “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
(vii)         “DUE DATE” field on #CSS Screen, and
(viii)        Instructions

Repayment Schedule Type	(i) “MISC FIELD 2” field on #BS3 Screen, (ii) “CYCLE DATE” field on #CSS Screen, (iii) “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and (iv) Instructions
Interest Rate
(i)              “INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,
(ii)               “DAYS1” field on #ED2 Screen,
(iii)             “CYCLE DATE” field on #CSS Screen,
(iv)              “PER DAY INTEREST” field on #CPO Screen,
(v)                 “ACCOUNT BALANCE” field on #CSS Screen,
(vi)              “VAR CASH SET1” field on #CP2 Screen,
(vii)            “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,
(viii)           “DDD_RATE” field on #HDI Screen, and
(ix)               Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

Attributes	Sources / Instructions
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen
We found such information to be in agreement without exception.
The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 41,288 Student Loans does not exceed 5.0%, assuming an expected error rate of 3.00%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
C.
As a result of the reduction of the number of Student Loans to be included as collateral in the offering by SMB Private Education Loan Trust 2026-A, the Bank provided us with the Data File. We compared the Data File to the Initial Data File, and out of the 360 Selected Student Loans, 321 Selected Student Loans remained in the Data File. We reperformed Procedure B on the 321 Selected Student Loans in the Data File.

We found such information to be in agreement without exception.
The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 35,858 Student Loans does not exceed 5.0%, assuming an expected error rate of 2.85%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
We were engaged by the Bank to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
February 20, 2026

Exhibit A
The Selected Student Loans
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2026A001	51	2026A051	101	2026A101	151	2026A151
2	2026A002	52	2026A052	102	2026A102	152	2026A152
3	2026A003 *	53	2026A053	103	2026A103 *	153	2026A153
4	2026A004	54	2026A054	104	2026A104	154	2026A154 *
5	2026A005	55	2026A055	105	2026A105	155	2026A155
6	2026A006	56	2026A056	106	2026A106	156	2026A156
7	2026A007	57	2026A057	107	2026A107	157	2026A157
8	2026A008	58	2026A058	108	2026A108	158	2026A158
9	2026A009	59	2026A059	109	2026A109	159	2026A159
10	2026A010	60	2026A060	110	2026A110	160	2026A160
11	2026A011	61	2026A061 *	111	2026A111 *	161	2026A161
12	2026A012	62	2026A062	112	2026A112	162	2026A162
13	2026A013	63	2026A063	113	2026A113	163	2026A163
14	2026A014 *	64	2026A064	114	2026A114	164	2026A164
15	2026A015	65	2026A065	115	2026A115	165	2026A165
16	2026A016	66	2026A066	116	2026A116	166	2026A166
17	2026A017	67	2026A067	117	2026A117	167	2026A167 *
18	2026A018	68	2026A068	118	2026A118	168	2026A168
19	2026A019	69	2026A069 *	119	2026A119 *	169	2026A169
20	2026A020	70	2026A070 *	120	2026A120	170	2026A170 *
21	2026A021	71	2026A071	121	2026A121	171	2026A171
22	2026A022 *	72	2026A072	122	2026A122	172	2026A172
23	2026A023	73	2026A073 *	123	2026A123	173	2026A173
24	2026A024	74	2026A074	124	2026A124	174	2026A174
25	2026A025	75	2026A075	125	2026A125	175	2026A175
26	2026A026	76	2026A076	126	2026A126	176	2026A176
27	2026A027	77	2026A077	127	2026A127	177	2026A177 *
28	2026A028	78	2026A078	128	2026A128	178	2026A178
29	2026A029	79	2026A079	129	2026A129	179	2026A179
30	2026A030	80	2026A080 *	130	2026A130	180	2026A180
31	2026A031	81	2026A081	131	2026A131	181	2026A181
32	2026A032	82	2026A082	132	2026A132	182	2026A182
33	2026A033	83	2026A083	133	2026A133	183	2026A183
34	2026A034	84	2026A084	134	2026A134	184	2026A184
35	2026A035	85	2026A085	135	2026A135	185	2026A185 *
36	2026A036	86	2026A086	136	2026A136	186	2026A186
37	2026A037 *	87	2026A087	137	2026A137	187	2026A187 *
38	2026A038	88	2026A088	138	2026A138	188	2026A188
39	2026A039	89	2026A089	139	2026A139	189	2026A189
40	2026A040	90	2026A090	140	2026A140	190	2026A190
41	2026A041	91	2026A091	141	2026A141	191	2026A191
42	2026A042	92	2026A092	142	2026A142	192	2026A192
43	2026A043	93	2026A093	143	2026A143	193	2026A193
44	2026A044	94	2026A094 *	144	2026A144 *	194	2026A194 *
45	2026A045	95	2026A095	145	2026A145	195	2026A195
46	2026A046	96	2026A096 *	146	2026A146 *	196	2026A196
47	2026A047	97	2026A097	147	2026A147	197	2026A197
48	2026A048	98	2026A098	148	2026A148	198	2026A198
49	2026A049	99	2026A099	149	2026A149	199	2026A199
50	2026A050	100	2026A100 *	150	2026A150	200	2026A200

Exhibit A
The Selected Student Loans (Cont.)
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2026A201	242	2026A242 *	283	2026A283	324	2026A324
202	2026A202	243	2026A243	284	2026A284	325	2026A325
203	2026A203	244	2026A244	285	2026A285	326	2026A326
204	2026A204	245	2026A245	286	2026A286	327	2026A327
205	2026A205	246	2026A246	287	2026A287	328	2026A328
206	2026A206	247	2026A247	288	2026A288	329	2026A329 *
207	2026A207	248	2026A248	289	2026A289	330	2026A330
208	2026A208	249	2026A249	290	2026A290	331	2026A331
209	2026A209	250	2026A250	291	2026A291	332	2026A332
210	2026A210	251	2026A251	292	2026A292	333	2026A333
211	2026A211	252	2026A252	293	2026A293	334	2026A334
212	2026A212	253	2026A253	294	2026A294	335	2026A335 *
213	2026A213	254	2026A254	295	2026A295	336	2026A336
214	2026A214	255	2026A255	296	2026A296	337	2026A337
215	2026A215	256	2026A256 *	297	2026A297	338	2026A338
216	2026A216	257	2026A257	298	2026A298	339	2026A339
217	2026A217	258	2026A258	299	2026A299	340	2026A340
218	2026A218	259	2026A259	300	2026A300	341	2026A341
219	2026A219 *	260	2026A260	301	2026A301	342	2026A342
220	2026A220	261	2026A261	302	2026A302 *	343	2026A343
221	2026A221	262	2026A262	303	2026A303	344	2026A344 *
222	2026A222	263	2026A263	304	2026A304	345	2026A345
223	2026A223	264	2026A264	305	2026A305	346	2026A346
224	2026A224	265	2026A265	306	2026A306	347	2026A347 *
225	2026A225 *	266	2026A266	307	2026A307	348	2026A348 *
226	2026A226	267	2026A267 *	308	2026A308	349	2026A349
227	2026A227	268	2026A268	309	2026A309	350	2026A350
228	2026A228	269	2026A269	310	2026A310	351	2026A351
229	2026A229 *	270	2026A270	311	2026A311	352	2026A352
230	2026A230	271	2026A271	312	2026A312	353	2026A353
231	2026A231	272	2026A272 *	313	2026A313	354	2026A354
232	2026A232 *	273	2026A273	314	2026A314	355	2026A355
233	2026A233	274	2026A274	315	2026A315	356	2026A356
234	2026A234	275	2026A275	316	2026A316	357	2026A357
235	2026A235	276	2026A276	317	2026A317	358	2026A358
236	2026A236	277	2026A277	318	2026A318	359	2026A359
237	2026A237	278	2026A278	319	2026A319	360	2026A360
238	2026A238	279	2026A278	320	2026A320
239	2026A239	280	2026A280	321	2026A321
240	2026A240	281	2026A281	322	2026A322 *
241	2026A241	282	2026A282	323	2026A323

Note: The Bank has assigned a unique Student Loan number to each Student Loan in the Data Files. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Number.
(*) This Selected Student Loan was not included in the Data File.

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note
a)    Compare the Social Security Number in the “Borrower SSN” field in the Data Files to the Social Security Number on the Promissory Note,
b)    Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data Files to the Loan Amount on the Promissory Note, and
c)    Observe Signature(s) on the Promissory Note.
In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data Files, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note signed by either the borrowers or coborrowers.
In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data Files, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data Files.
In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data Files to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen. In the event the Original Principal Balance in the Data Files did not agree, compare as follows:
a)    For Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or
b)    For Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data Files to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

Attribute	Instructions

a)     Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;
1)      If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 or 366 (i.e., the total number of days in the given calendar year of the payment made per a (i)); and,
2)      In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.
In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.
b)      In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen;
c)      In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen;
d)      In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen;

Attribute	Instructions

e)      In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date;
f)      In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen; or,
g)      In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:
1)    Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 or 366 (i.e., the total number of days in the calendar year of the most recent payment date per g (1)(iii));
2)    Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen;
3)    Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any; and,
4)    Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen.

Loan Status
Compare Loan Status in the “Payment Loan Status” field in the Data Files as follows:
a)      If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;
b)      If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,
c)      Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

Attribute	Instructions

In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Current Status End Date
Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:
a)      If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;
b)      If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;
c)      If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”
1)    If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;
2)    If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date;
d)      If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen; or,
e)      In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data Files, calculate the Recomputed Current Status End Date as follows:
1)    Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

Attribute	Instructions

2)      If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Remaining Term
Compare Remaining Term to the “Total Repayment Term” field in the Data Files or recompute Remaining Term (“Recomputed Remaining Term”) as follows:
a)      If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;
b)      If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;
c)      Otherwise,
1)    recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;
2)    If the Cutoff Date is after the current due date indicated in the “DUE DATE” field on the #CSS Screen, minus 1 from the result from step (c1) above.
In the event  the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” adding to the result from step (a), (b), or (c) above to the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type
Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data Files as follows:
a)      If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions

“MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”
b)      If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”
c)      If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”
d)      If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”
e)      If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”
f)      If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”
g)      If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” or,
h)    If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Attribute	Instructions
Interest Rate
Compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT RT” field on the #EDH Screen.
In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:
a)      Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;
b)      If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT 1%” field on the #ED2 Screen;
c)       If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT 2%” field on the #ED2 Screen;
d)      In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:
1)    divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10;
2)    add 0.0000099 and truncate to five decimals;
3)    multiply by 365 or 366 (i.e., the total number of days in the calendar year of the Cutoff Date), and,
4)    round the value to the nearest 0.125 percent;
e)    In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen; or,
f)    In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data Files into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:
a)    If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch

Attribute	Instructions

Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”
b)      If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”
c)       If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”
d)      If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”
e)      If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”
f)        If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;” or,
g)       If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”
Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data Files, respectively, to the corresponding information derived based on the instructions above.